Remuneration and other benefits paid to the Bank’s directors and senior managers - Schedule summarising the cash paid for awards (Details) - Directors - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Remuneration of key personnel
Cash paid, immediate	€ 3,000	€ 4,651
Cash paid, deferred	3,228	2,551
Ana Botín
Remuneration of key personnel
Cash paid, immediate	1,780	1,689
Cash paid, deferred	1,419	1,117
Héctor Grisi
Remuneration of key personnel
Cash paid, immediate	1,220	1,823
Cash paid, deferred	863	697
José Antonio Álvarez
Remuneration of key personnel
Cash paid, immediate	0	1,140
Cash paid, deferred	€ 945	€ 737